Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consist of the following:
	June 30, 2024	June 30, 2023

Office equipment	$39,602	$39,602
Less: Accumulated depreciation	(35,775)	(22,574)
Property, plant and equipment, net	$3,827	$17,028